Significant Accounting Policies (Details 1) R$ in Thousands	Dec. 31, 2016 BRL (R$)
Balance sheet for the acquisition with HSBC Bank and HSBC Serviços (HSBC Brasil)
Cash and cash equivalents	R$ 8,476,708	[1]
Desposits with the central banks	14,895,767	[1]
Loans and advances	67,714,569	[1]
Financial assets held for trading	20,881,824	[1]
Financial assets available for sale	23,745,717	[1]
Investments held to maturity	35,861	[1]
Property and equipment, net of accumulated depreciation	1,797,800	[1]
Intangible assets	4,551,758	[1]
Other assets	26,657,391	[1]
Deposits from banks	(7,808,801)	[1]
Deposits from customers	(56,766,587)	[1]
Financial liabilities held for trading	(3,790,048)	[1]
Funds from securities issued	(40,251,806)	[1]
Subordinated debt	(1,401,348)	[1]
Provisions	(3,429,291)	[1]
Other liabilities	(42,242,831)	[1]
Sub-total	13,066,683	[1]
Goodwill	4,221,787	[1]
Fair value of the consideration transferred	17,288,470	[1]
Accounting
Balance sheet for the acquisition with HSBC Bank and HSBC Serviços (HSBC Brasil)
Cash and cash equivalents	8,476,708
Desposits with the central banks	14,895,767
Loans and advances	69,364,585
Financial assets held for trading	20,881,824
Financial assets available for sale	23,745,717
Investments held to maturity	13,450
Property and equipment, net of accumulated depreciation	1,175,554
Intangible assets	558,015
Other assets	25,808,692
Deposits from banks	(7,808,801)
Deposits from customers	(56,766,587)
Financial liabilities held for trading	(3,790,048)
Funds from securities issued	(40,187,105)
Subordinated debt	(1,401,348)
Provisions	(3,429,291)
Other liabilities	(42,242,831)
Sub-total	9,294,301
Fair value of the consideration transferred	9,294,301
Adjustments
Balance sheet for the acquisition with HSBC Bank and HSBC Serviços (HSBC Brasil)
Loans and advances	(1,650,016)
Investments held to maturity	22,411
Property and equipment, net of accumulated depreciation	622,246
Intangible assets	3,993,743
Other assets	848,699
Funds from securities issued	(64,701)
Goodwill	R$ 4,221,787

[1]	Based on an assessment made on July 01,2016, were identificable the fair values of the assets adquired and liabilities assumed in the acquisition.